Schedule of disaggregated by the timing of revenue recognition (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	$ 2,032,084	$ 3,553,341	$ 5,020,976
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	1,741,240	1,133,584	1,489,193
Robots [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	1,031,350	3,385,605	4,807,275
Robots [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	504,433	248,135	421,690
Facilities Management Software [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Point in time	1,000,734	167,736	213,701
Facilities Management Software [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Over time	$ 1,236,807	$ 885,449	$ 1,067,503